Investments Accounted for Using the Equity Method (Investment in Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Share of profit	¥ 825,132	¥ 678,077	¥ 927,814
Associates [member]
Disclosure of associates [line items]
As at 1 January	5,146,160	4,973,464
Additions	26,000	27,603
Decrease caused by associate's capital reduction	(1,460,258)	0
Share of profit	825,132	678,077
Other comprehensive income/(loss)	16,639	(11,512)
Cash dividends distribution	(712,436)	(521,472)
Impairment	(28,392)	0
As at 31 December	¥ 3,812,845	¥ 5,146,160	¥ 4,973,464